Finance Expense and Income - Summary of Finance Expense and Income Included in Income Statement (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of finance income expense [line items]
Finance expense - Interest income/(expense)	$ (1,753)	$ (1,855)
Finance expense - Net interest on net defined benefit liabilities	(45)	(42)
Finance expense - Accretion expense	(382)	(385)
Finance expense - Other financial results	(534)	(622)
Finance expense - Finance income/(expense) excluding exceptional items	(2,715)	(2,905)
Finance expense - Exceptional finance income/(expense)	(573)	(703)
Finance expense - Finance income/(expense)	(3,287)	(3,608)
Finance income - Interest income/(expense)	293	225
Finance income - Net interest income on Brazilian tax credits	61	78
Finance income - Other financial results	4	82
Finance income - Finance income/(expense) excluding exceptional items	358	385
Finance income - Exceptional finance income/(expense)	43	0
Finance income - Finance income/(expense)	401	385
Net - Interest income/(expense)	(1,460)	(1,630)
Net - Net interest on net defined benefit liabilities	(45)	(42)
Net - Accretion expense	(382)	(385)
Net - Net interest income on Brazilian tax credits	61	78
Net - Other Financial results	(530)	(540)
Net - Finance income/(expense) excluding exceptional items	(2,357)	(2,520)
Net - Exceptional finance income/(expense)	(530)	(703)
Net finance income/(expense)	$ (2,887)	$ (3,223)